Annual Total Returns [BarChart] - First Trust S and P REIT Index Fund - First Trust S and P REIT Index Fund	May 03, 2021
Bar Chart Table:
2011	7.90%
2012	17.39%
2013	1.82%
2014	29.61%
2015	1.97%
2016	7.92%
2017	3.79%
2018	(4.19%)
2019	23.67%
2020	(8.10%)